MD&A - Risk management and control - Market Risk	12 Months Ended
Dec. 31, 2020
MDA Risk Management And Control Market Risk [Line Items]
Disclosure Of Market Risk Explanatory

Audited | Main sources of market risk

Market risks arise from both trading and non-trading business activities.

–Trading market risks are mainly connected with primary debt and equity underwriting and securities and derivatives trading for market-making and client facilitation in our Investment Bank, as well as the remaining positions in Non-core and Legacy Portfolio in Group Functions and our municipal securities trading business in Global Wealth Management.

–Non-trading market risks arise predominantly in the form of interest rate and foreign exchange risks connected with personal banking and lending in our wealth management businesses, our Swiss personal and corporate banking business and the Investment Bank’s lending business, as well as treasury activities.

–Group Treasury assumes market risks in the process of managing interest rate risk, structural foreign exchange risk and the Group’s liquidity and funding profile, including HQLA.

–Equity and debt investments can also give rise to market risks, as can some aspects of employee benefits, such as defined benefit pension schemes. ▲

Audited | Overview of measurement, monitoring and management techniques

–Market risk limits are set for the Group, the business divisions, Group Treasury and Non-core and Legacy Portfolio at granular levels in the various business lines, reflecting the nature and magnitude of the market risks.

–Management VaR measures exposures under the market risk framework, including trading market risks and some non-trading market risks. Non-trading market risks not included in VaR are also covered in the risks controlled by Market & Treasury Risk Control, as set out below.

–Our primary portfolio measures of market risk are liquidity-adjusted stress (LAS) loss and VaR. Both are common to all business divisions and subject to limits that are approved by the Board of Directors (the BoD).

–These measures are complemented by concentration and granular limits for general and specific market risk factors. Our trading businesses are subject to multiple market risk limits, which take into account the extent of market liquidity and volatility, available operational capacity, valuation uncertainty and, for our single-name exposures, issuer credit quality.

–Trading market risks are managed on an integrated basis at portfolio level. As risk factor sensitivities change due to new transactions, transaction expiries or changes in market levels, risk factors are dynamically rehedged to remain within limits. Thus we do not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.

–Issuer risk is controlled by limits applied at business division level based on jump-to-zero measures, which estimate maximum default exposure (the default event loss assuming zero recovery).

–Non-trading foreign exchange risks are managed under market risk limits, with the exception of Group Treasury management of consolidated capital activity.

Our Market & Treasury Risk Control function applies a holistic risk framework, setting the appetite for treasury-related risk-taking activities across the Group. A key element of the framework is an overarching economic value sensitivity limit, set by the BoD. That limit is linked to the level of Basel III common equity tier 1 (CET1) capital, and takes into account risks arising from interest rates, foreign exchange and credit spreads. Also, the sensitivity of net interest income to changes in interest rates is monitored against targets set by the Group CEO, so as to analyze the outlook and volatility of net interest income based on market-expected interest rates. Limits are also set by the BoD to balance the effect of foreign exchange movements on our CET1 capital and CET1 capital ratio. Non-trading interest rate and foreign exchange risks are included in Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Equity and debt investments are subject to a range of risk controls, including preapproval of new investments by business management and Risk Control and regular monitoring and reporting. They are also included in Group-wide statistical and stress testing metrics. ▲

›

Audited | IRRBB arises from balance sheet positions such as Loans and advances to banks, Loans and advances to customers, Financial assets at fair value not held for trading, Financial assets measured at amortized cost, Customer deposits, Debt issued measured at amortized cost, and derivatives, including those used for cash flow hedging purposes. Fair value changes to these positions may affect other comprehensive income (OCI) or the income statement, depending on their accounting treatment.

Our largest banking book interest rate exposures arise from customer deposits and lending products in Global Wealth Management and Personal & Corporate Banking. The inherent interest rate risks are generally transferred from Global Wealth Management and Personal & Corporate Banking to Group Treasury, to manage them centrally. This enables the netting of interest rate risks across different sources, while leaving the originating businesses with commercial margin and volume management. The residual interest rate risk is mainly hedged with interest rate swaps, to the vast majority of which we apply hedge accounting. Short-term exposures and high-quality liquid assets classified as Financial assets at fair value not held for trading are hedged with derivatives accounted for on a mark-to-market basis. Long-term fixed-rate debt issued is hedged with interest rate swaps designated in fair value hedge accounting relationships.

Risk management and governance

IRRBB is measured using several metrics, the most relevant of which are the following.

–Interest rate sensitivities to changes in yield curves, calculated as changes in the present value of future cash flows irrespective of accounting treatment. These are also the key risk factors for statistical and stress-based measures, e.g., value-at-risk and stress scenarios (including EVE sensitivity), and are measured and reported daily. EVE sensitivity is the exposure arising from the most adverse regulatory interest rate scenario after netting across currencies. As well as the regulatory measure, we apply an internal EVE sensitivity metric that includes equity, goodwill, real estate and additional tier 1 (AT1) capital instruments.

–Net interest income (NII) sensitivity assesses NII change over a set time horizon compared with baseline NII, which we internally calculate by assuming interest rates in all currencies develop according to their market-implied forward rates and assuming constant business volumes and no specific management actions. Internal NII sensitivity, which includes the contribution from cash held at central banks, unlike the Pillar 3 disclosure requirements, is measured and reported monthly.

We actively manage IRRBB, aiming to reduce the volatility of NII, while keeping the EVE sensitivity within set internal risk limits.

EVE and NII sensitivity are monitored against limits and triggers, at consolidated and significant legal entity levels. We also assess the sensitivity of EVE and NII under stressed market conditions by applying a suite of parallel and non-parallel interest rate scenarios, as well as specific economic scenarios.

The Interest Rate Risk in the Banking Book Strategy Committee, a sub-committee of the Group Asset and Liability Committee (ALCO), and, where relevant, ALCOs at a legal entity level perform independent oversight over the management of IRRBB. IRRBB is also subject to Group Internal Audit and model governance.

›Refer to “Group Internal Audit” in the “Corporate governance” section of this report and to “Risk measurement” in this section for more information

Key modeling assumptions

The cash flows from customer deposits and lending products used in calculation of EVE sensitivity exclude commercial margins and other spread components, are aggregated by daily time-buckets and are discounted using risk-free rates. Our external issuances are discounted using UBS’s senior debt curve, and capital instruments are modeled to the first call date. NII sensitivity, which includes commercial margins, is calculated over a one-year time horizon, assuming constant balance sheet structure and volumes, and considers the flooring effect of embedded interest rate options.

The average repricing maturity of non-maturing deposits and loans is determined via replication portfolio strategies designed to protect product margin. Optimal replicating portfolios are determined at granular currency- and product-specific levels by simulating and applying a real-world market rate model to historically calibrated client rate and volume models.

We use an econometric prepayment model to forecast prepayment rates on US mortgage loans in UBS Bank USA and agency mortgage-backed securities (MBSs) held in various liquidity portfolios of UBS Americas Holding LLC consolidated. These prepayment rates are used to forecast both mortgage loan and MBS balances under various macroeconomic scenarios. The prepayment model is used for a variety of purposes, including risk management and regulatory stress testing. Swiss mortgages and fixed-term deposits generally do not carry similar optionality, due to prepayment and early redemption penalties. ▲

Value-at-risk	Actual realized market risk losses may differ from those implied by VaR for a variety of reasons. VaR is calibrated to a specified level of confidence and may not indicate potential losses beyond this confidence level. The 1-day time horizon used for VaR for internal management purposes (10-day for regulatory VaR) may not fully capture market risk of positions that cannot be closed out or hedged within the specified period. In some cases, VaR calculations approximate the effect of changes in risk factors on the values of positions and portfolios. This may happen due to the number of risk factors included in the VaR model needing to be limited. Effects of extreme market movements are subject to estimation errors, which may result from non-linear risk sensitivities, and the potential for actual volatility and correlation levels to differ from assumptions implicit in VaR calculations. Using a five-year window means sudden increases in market volatility will tend not to increase VaR as quickly as the use of shorter historical observation periods, but such increases will affect VaR for a longer period of time. Similarly, after periods of increased volatility, as markets stabilize VaR predictions will remain more conservative for a period of time influenced by the length of the historical observation period. SVaR is subject to the limitations noted for VaR above, but the use of one-year data sets avoids the smoothing effect of the five-year data set used for VaR, and the absence of the five-year window gives a longer history of potential loss events. Therefore, although the significant period of stress during the 2007–2009 financial crisis is no longer contained in the historical five-year period used for management and regulatory VaR, SVaR continues to use that data. This approach aims to reduce the procyclicality of the regulatory capital requirements for market risks. We recognize that no single measure can encompass all risks associated with a position or portfolio. Thus, we use a set of metrics with both overlapping and complementary characteristics to create a holistic framework that aims to ensure material completeness of risk identification and measurement. As a statistical aggregate risk measure, VaR supplements our liquidity-adjusted stress and comprehensive stress testing frameworks. We also have a framework to identify and quantify potential risks not fully captured by our VaR model and refer to such risks as risks not in VaR. The framework underpins these potential risks with regulatory capital, calculated as a multiple of regulatory VaR and stressed VaR.
Sensitivity Analysis For Each Type Of Market Risk
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group Functions by general market risk type[1]
	For the year ended 31.12.20
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				3	6	5	2	2
		Max.			29	11	11	7	6
			Average		10	8	7	4	4
				31.12.20	6	8	8	3	3
Total management VaR, Group	8	31	13	11	Average (per business division and risk type)
Global Wealth Management	0	2	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	7	32	12	10	10	7	6	4	4
Group Functions	4	7	5	6	0	4	3	1	0
Diversification effect[2,3]			(5)	(8)	0	(4)	(4)	(1)	0

	For the year ended 31.12.19
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				2	6	3	2	1
		Max.			14	12	8	8	6
			Average		6	9	5	3	2
				31.12.19	5	8	5	3	3
Total management VaR, Group	6	18	11	9	Average (per business division and risk type)
Global Wealth Management	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	17	9	7	6	7	4	3	2
Group Functions	4	8	5	5	1	5	2	1	0
Diversification effect[2,3]			(5)	(4)	(1)	(4)	(2)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Group Functions and the VaR for the Group as a whole. 3 As the minima and maxima for different business divisions and Group Functions occur on different days, it is not meaningful to calculate a portfolio diversification effect.

Audited | Interest rate risk in the banking book is subject to a regulatory EVE sensitivity threshold of 15% of tier 1 capital. The exposure is calculated as the theoretical change in the present value of the banking book under the most adverse of the six FINMA interest rate scenarios.

As of 31 December 2020, the interest rate sensitivity of our banking book to a +1-basis-point parallel shift in yield curves was negative USD 27.2 million. The reported interest rate sensitivity excludes the additional tier 1 (AT1) capital instruments as per FINMA Pillar 3 disclosure requirements, with a sensitivity of USD 4.2 million per basis point, and our equity, goodwill and real estate, with a modeled sensitivity of USD 22.2 million per basis point, of which USD 5.6 million and USD 15.9 million are attributable to the Swiss franc and the US dollar portfolios, respectively.

The most adverse of the six FINMA interest rate scenarios would be the “Parallel up” scenario, which would result in a change in the economic value of equity of negative USD 5.6 billion, representing a pro forma reduction of 10.0% of tier 1 capital, which would be well below the regulatory outlier test of 15% of tier 1 capital. The immediate effect of the “Parallel up” scenario on tier 1 capital as of 31 December 2020 would be a reduction of 1.2%, or USD 0.7 billion, arising from the part of our banking book that is measured at fair value through profit or loss and from the financial assets measured at fair value through OCI. This scenario would, however, have a positive effect on net interest income.▲

Interest rate risk – banking book
USD million	+1 bp	Parallel up1	Parallel down[1]	Steepener[2]	Flattener[3]	Short-term up4	Short-term down[5]
CHF	(5.2)	(735.8)	832.3	(369.6)	225.5	(74.5)	79.0
EUR	(0.9)	(164.9)	163.2	(73.1)	29.9	(20.4)	(4.7)
GBP	0.2	48.7	(42.0)	(31.7)	40.2	56.9	(47.5)
USD	(20.7)	(4,612.8)	3,999.8	(395.5)	(630.5)	(2,188.9)	2,397.9
Other	(0.6)	(140.0)	3.6	20.8	(59.3)	(105.7)	10.5
Total effect on economic value of equity as per Pillar 3 requirement as of 31.12.20	(27.2)	(5,604.8)	4,956.9	(849.1)	(394.1)	(2,332.7)	2,435.2
Additional tier 1 (AT1) capital instruments	4.2	815.1	(868.4)	(92.8)	272.8	573.6	(599.0)
Total including AT1 capital instruments as of 31.12.20	(23.0)	(4,789.7)	4,088.5	(942.0)	(121.2)	(1,759.1)	1,836.2
1 Rates across all tenors move by ±150 bps for Swiss franc, ±200 bps for euro and US dollar and ±250 bps for pound sterling. 2 Short-term rates decrease and long-term rates increase. 3 Short-term rates increase and long-term rates decrease. 4 Short-term rates increase more than long-term rates. 5 Short-term rates decrease more than long-term rates.

Audited | Under International Financial Reporting Standards (IFRS) effective on 31 December 2020, equity investments not in the trading book may be classified as Financial assets at fair value not held for trading or Investments in associates.

The fair value of equity investments tends to be influenced by factors specific to the individual investments. Equity investments are generally intended to be held for the medium or long term and may be subject to lock-up agreements. For these reasons, we generally do not control these exposures by using market risk measures applied to trading activities. However, such equity investments are subject to a different range of controls, including preapproval of new investments by business management and Risk Control, portfolio and concentration limits, and regular monitoring and reporting to senior management. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

As of 31 December 2020, we held equity investments totaling USD 3.1 billion, of which USD 1.5 billion was classified as Financial assets at fair value not held for trading and USD 1.6 billion as Investments in associates. ▲

Audited | Debt investments classified as Financial assets measured at fair value through OCI as of 31 December 2020 were measured at fair value with changes in fair value recorded through Equity, and can broadly be categorized as money market instruments and debt securities primarily held for statutory, regulatory or liquidity reasons.

The risk control framework applied to debt instruments classified as Financial assets measured at fair value through OCI depends on the nature of the instruments and the purpose for which we hold them. Our exposures may be included in market risk limits or be subject to specific monitoring and interest rate sensitivity analysis. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Debt instruments classified as Financial assets measured at fair value through OCI had a fair value of USD 8.3 billion as of 31 December 2020 compared with USD 6.3 billion as of 31 December 2019. ▲

UBS AG
MDA Risk Management And Control Market Risk [Line Items]
Disclosure Of Market Risk Explanatory

Audited | Main sources of market risk

Market risks arise from both trading and non-trading business activities.

–Trading market risks are mainly connected with primary debt and equity underwriting and securities and derivatives trading for market-making and client facilitation in our Investment Bank, as well as the remaining positions in Non-core and Legacy Portfolio in Group Functions and our municipal securities trading business in Global Wealth Management.

–Non-trading market risks arise predominantly in the form of interest rate and foreign exchange risks connected with personal banking and lending in our wealth management businesses, our Swiss personal and corporate banking business and the Investment Bank’s lending business, as well as treasury activities.

–Group Treasury assumes market risks in the process of managing interest rate risk, structural foreign exchange risk and the Group’s liquidity and funding profile, including HQLA.

–Equity and debt investments can also give rise to market risks, as can some aspects of employee benefits, such as defined benefit pension schemes. ▲

Audited | Overview of measurement, monitoring and management techniques

–Market risk limits are set for the Group, the business divisions, Group Treasury and Non-core and Legacy Portfolio at granular levels in the various business lines, reflecting the nature and magnitude of the market risks.

–Management VaR measures exposures under the market risk framework, including trading market risks and some non-trading market risks. Non-trading market risks not included in VaR are also covered in the risks controlled by Market & Treasury Risk Control, as set out below.

–Our primary portfolio measures of market risk are liquidity-adjusted stress (LAS) loss and VaR. Both are common to all business divisions and subject to limits that are approved by the Board of Directors (the BoD).

–These measures are complemented by concentration and granular limits for general and specific market risk factors. Our trading businesses are subject to multiple market risk limits, which take into account the extent of market liquidity and volatility, available operational capacity, valuation uncertainty and, for our single-name exposures, issuer credit quality.

–Trading market risks are managed on an integrated basis at portfolio level. As risk factor sensitivities change due to new transactions, transaction expiries or changes in market levels, risk factors are dynamically rehedged to remain within limits. Thus we do not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.

–Issuer risk is controlled by limits applied at business division level based on jump-to-zero measures, which estimate maximum default exposure (the default event loss assuming zero recovery).

–Non-trading foreign exchange risks are managed under market risk limits, with the exception of Group Treasury management of consolidated capital activity.

Our Market & Treasury Risk Control function applies a holistic risk framework, setting the appetite for treasury-related risk-taking activities across the Group. A key element of the framework is an overarching economic value sensitivity limit, set by the BoD. That limit is linked to the level of Basel III common equity tier 1 (CET1) capital, and takes into account risks arising from interest rates, foreign exchange and credit spreads. Also, the sensitivity of net interest income to changes in interest rates is monitored against targets set by the Group CEO, so as to analyze the outlook and volatility of net interest income based on market-expected interest rates. Limits are also set by the BoD to balance the effect of foreign exchange movements on our CET1 capital and CET1 capital ratio. Non-trading interest rate and foreign exchange risks are included in Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Equity and debt investments are subject to a range of risk controls, including preapproval of new investments by business management and Risk Control and regular monitoring and reporting. They are also included in Group-wide statistical and stress testing metrics. ▲

›

Audited | IRRBB arises from balance sheet positions such as Loans and advances to banks, Loans and advances to customers, Financial assets at fair value not held for trading, Financial assets measured at amortized cost, Customer deposits, Debt issued measured at amortized cost, and derivatives, including those used for cash flow hedging purposes. Fair value changes to these positions may affect other comprehensive income (OCI) or the income statement, depending on their accounting treatment.

Our largest banking book interest rate exposures arise from customer deposits and lending products in Global Wealth Management and Personal & Corporate Banking. The inherent interest rate risks are generally transferred from Global Wealth Management and Personal & Corporate Banking to Group Treasury, to manage them centrally. This enables the netting of interest rate risks across different sources, while leaving the originating businesses with commercial margin and volume management. The residual interest rate risk is mainly hedged with interest rate swaps, to the vast majority of which we apply hedge accounting. Short-term exposures and high-quality liquid assets classified as Financial assets at fair value not held for trading are hedged with derivatives accounted for on a mark-to-market basis. Long-term fixed-rate debt issued is hedged with interest rate swaps designated in fair value hedge accounting relationships.

Risk management and governance

IRRBB is measured using several metrics, the most relevant of which are the following.

–Interest rate sensitivities to changes in yield curves, calculated as changes in the present value of future cash flows irrespective of accounting treatment. These are also the key risk factors for statistical and stress-based measures, e.g., value-at-risk and stress scenarios (including EVE sensitivity), and are measured and reported daily. EVE sensitivity is the exposure arising from the most adverse regulatory interest rate scenario after netting across currencies. As well as the regulatory measure, we apply an internal EVE sensitivity metric that includes equity, goodwill, real estate and additional tier 1 (AT1) capital instruments.

–Net interest income (NII) sensitivity assesses NII change over a set time horizon compared with baseline NII, which we internally calculate by assuming interest rates in all currencies develop according to their market-implied forward rates and assuming constant business volumes and no specific management actions. Internal NII sensitivity, which includes the contribution from cash held at central banks, unlike the Pillar 3 disclosure requirements, is measured and reported monthly.

We actively manage IRRBB, aiming to reduce the volatility of NII, while keeping the EVE sensitivity within set internal risk limits.

EVE and NII sensitivity are monitored against limits and triggers, at consolidated and significant legal entity levels. We also assess the sensitivity of EVE and NII under stressed market conditions by applying a suite of parallel and non-parallel interest rate scenarios, as well as specific economic scenarios.

The Interest Rate Risk in the Banking Book Strategy Committee, a sub-committee of the Group Asset and Liability Committee (ALCO), and, where relevant, ALCOs at a legal entity level perform independent oversight over the management of IRRBB. IRRBB is also subject to Group Internal Audit and model governance.

›Refer to “Group Internal Audit” in the “Corporate governance” section of this report and to “Risk measurement” in this section for more information

Key modeling assumptions

The cash flows from customer deposits and lending products used in calculation of EVE sensitivity exclude commercial margins and other spread components, are aggregated by daily time-buckets and are discounted using risk-free rates. Our external issuances are discounted using UBS’s senior debt curve, and capital instruments are modeled to the first call date. NII sensitivity, which includes commercial margins, is calculated over a one-year time horizon, assuming constant balance sheet structure and volumes, and considers the flooring effect of embedded interest rate options.

The average repricing maturity of non-maturing deposits and loans is determined via replication portfolio strategies designed to protect product margin. Optimal replicating portfolios are determined at granular currency- and product-specific levels by simulating and applying a real-world market rate model to historically calibrated client rate and volume models.

We use an econometric prepayment model to forecast prepayment rates on US mortgage loans in UBS Bank USA and agency mortgage-backed securities (MBSs) held in various liquidity portfolios of UBS Americas Holding LLC consolidated. These prepayment rates are used to forecast both mortgage loan and MBS balances under various macroeconomic scenarios. The prepayment model is used for a variety of purposes, including risk management and regulatory stress testing. Swiss mortgages and fixed-term deposits generally do not carry similar optionality, due to prepayment and early redemption penalties. ▲

Value-at-risk	Actual realized market risk losses may differ from those implied by VaR for a variety of reasons. VaR is calibrated to a specified level of confidence and may not indicate potential losses beyond this confidence level. The 1-day time horizon used for VaR for internal management purposes (10-day for regulatory VaR) may not fully capture market risk of positions that cannot be closed out or hedged within the specified period. In some cases, VaR calculations approximate the effect of changes in risk factors on the values of positions and portfolios. This may happen due to the number of risk factors included in the VaR model needing to be limited. Effects of extreme market movements are subject to estimation errors, which may result from non-linear risk sensitivities, and the potential for actual volatility and correlation levels to differ from assumptions implicit in VaR calculations. Using a five-year window means sudden increases in market volatility will tend not to increase VaR as quickly as the use of shorter historical observation periods, but such increases will affect VaR for a longer period of time. Similarly, after periods of increased volatility, as markets stabilize VaR predictions will remain more conservative for a period of time influenced by the length of the historical observation period. SVaR is subject to the limitations noted for VaR above, but the use of one-year data sets avoids the smoothing effect of the five-year data set used for VaR, and the absence of the five-year window gives a longer history of potential loss events. Therefore, although the significant period of stress during the 2007–2009 financial crisis is no longer contained in the historical five-year period used for management and regulatory VaR, SVaR continues to use that data. This approach aims to reduce the procyclicality of the regulatory capital requirements for market risks. We recognize that no single measure can encompass all risks associated with a position or portfolio. Thus, we use a set of metrics with both overlapping and complementary characteristics to create a holistic framework that aims to ensure material completeness of risk identification and measurement. As a statistical aggregate risk measure, VaR supplements our liquidity-adjusted stress and comprehensive stress testing frameworks. We also have a framework to identify and quantify potential risks not fully captured by our VaR model and refer to such risks as risks not in VaR. The framework underpins these potential risks with regulatory capital, calculated as a multiple of regulatory VaR and stressed VaR.
Sensitivity Analysis For Each Type Of Market Risk
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group Functions by general market risk type[1]
	For the year ended 31.12.20
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				3	6	5	2	2
		Max.			29	11	11	7	6
			Average		10	8	7	4	4
				31.12.20	6	8	8	3	3
Total management VaR, Group	8	31	13	11	Average (per business division and risk type)
Global Wealth Management	0	2	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	7	32	12	10	10	7	6	4	4
Group Functions	4	7	5	6	0	4	3	1	0
Diversification effect[2,3]			(5)	(8)	0	(4)	(4)	(1)	0

	For the year ended 31.12.19
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				2	6	3	2	1
		Max.			14	12	8	8	6
			Average		6	9	5	3	2
				31.12.19	5	8	5	3	3
Total management VaR, Group	6	18	11	9	Average (per business division and risk type)
Global Wealth Management	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	17	9	7	6	7	4	3	2
Group Functions	4	8	5	5	1	5	2	1	0
Diversification effect[2,3]			(5)	(4)	(1)	(4)	(2)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Group Functions and the VaR for the Group as a whole. 3 As the minima and maxima for different business divisions and Group Functions occur on different days, it is not meaningful to calculate a portfolio diversification effect.

Audited | Interest rate risk in the banking book is subject to a regulatory EVE sensitivity threshold of 15% of tier 1 capital. The exposure is calculated as the theoretical change in the present value of the banking book under the most adverse of the six FINMA interest rate scenarios.

As of 31 December 2020, the interest rate sensitivity of our banking book to a +1-basis-point parallel shift in yield curves was negative USD 27.2 million. The reported interest rate sensitivity excludes the additional tier 1 (AT1) capital instruments as per FINMA Pillar 3 disclosure requirements, with a sensitivity of USD 4.2 million per basis point, and our equity, goodwill and real estate, with a modeled sensitivity of USD 22.2 million per basis point, of which USD 5.6 million and USD 15.9 million are attributable to the Swiss franc and the US dollar portfolios, respectively.

The most adverse of the six FINMA interest rate scenarios would be the “Parallel up” scenario, which would result in a change in the economic value of equity of negative USD 5.6 billion, representing a pro forma reduction of 10.0% of tier 1 capital, which would be well below the regulatory outlier test of 15% of tier 1 capital. The immediate effect of the “Parallel up” scenario on tier 1 capital as of 31 December 2020 would be a reduction of 1.2%, or USD 0.7 billion, arising from the part of our banking book that is measured at fair value through profit or loss and from the financial assets measured at fair value through OCI. This scenario would, however, have a positive effect on net interest income.▲

Interest rate risk – banking book
USD million	+1 bp	Parallel up1	Parallel down[1]	Steepener[2]	Flattener[3]	Short-term up4	Short-term down[5]
CHF	(5.2)	(735.8)	832.3	(369.6)	225.5	(74.5)	79.0
EUR	(0.9)	(164.9)	163.2	(73.1)	29.9	(20.4)	(4.7)
GBP	0.2	48.7	(42.0)	(31.7)	40.2	56.9	(47.5)
USD	(20.7)	(4,612.8)	3,999.8	(395.5)	(630.5)	(2,188.9)	2,397.9
Other	(0.6)	(140.0)	3.6	20.8	(59.3)	(105.7)	10.5
Total effect on economic value of equity as per Pillar 3 requirement as of 31.12.20	(27.2)	(5,604.8)	4,956.9	(849.1)	(394.1)	(2,332.7)	2,435.2
Additional tier 1 (AT1) capital instruments	4.2	815.1	(868.4)	(92.8)	272.8	573.6	(599.0)
Total including AT1 capital instruments as of 31.12.20	(23.0)	(4,789.7)	4,088.5	(942.0)	(121.2)	(1,759.1)	1,836.2
1 Rates across all tenors move by ±150 bps for Swiss franc, ±200 bps for euro and US dollar and ±250 bps for pound sterling. 2 Short-term rates decrease and long-term rates increase. 3 Short-term rates increase and long-term rates decrease. 4 Short-term rates increase more than long-term rates. 5 Short-term rates decrease more than long-term rates.

Audited | Under International Financial Reporting Standards (IFRS) effective on 31 December 2020, equity investments not in the trading book may be classified as Financial assets at fair value not held for trading or Investments in associates.

The fair value of equity investments tends to be influenced by factors specific to the individual investments. Equity investments are generally intended to be held for the medium or long term and may be subject to lock-up agreements. For these reasons, we generally do not control these exposures by using market risk measures applied to trading activities. However, such equity investments are subject to a different range of controls, including preapproval of new investments by business management and Risk Control, portfolio and concentration limits, and regular monitoring and reporting to senior management. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

As of 31 December 2020, we held equity investments totaling USD 3.1 billion, of which USD 1.5 billion was classified as Financial assets at fair value not held for trading and USD 1.6 billion as Investments in associates. ▲

Audited | Debt investments classified as Financial assets measured at fair value through OCI as of 31 December 2020 were measured at fair value with changes in fair value recorded through Equity, and can broadly be categorized as money market instruments and debt securities primarily held for statutory, regulatory or liquidity reasons.

The risk control framework applied to debt instruments classified as Financial assets measured at fair value through OCI depends on the nature of the instruments and the purpose for which we hold them. Our exposures may be included in market risk limits or be subject to specific monitoring and interest rate sensitivity analysis. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Debt instruments classified as Financial assets measured at fair value through OCI had a fair value of USD 8.3 billion as of 31 December 2020 compared with USD 6.3 billion as of 31 December 2019. ▲